Goodwill and Intangible Assets (Narrative) (Details) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill impairment	$ 0		$ 62,000,000	$ 99,000,000	$ 0	$ 0
Goodwill	1,761,000,000			1,761,000,000	1,265,000,000	$ 1,265,000,000
Sustainable Technology Solutions
Goodwill [Line Items]
Goodwill impairment		$ 37,000,000
Goodwill	$ 172,000,000	$ 19,000,000		$ 172,000,000	$ 287,000,000